Property And Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 228,804
Depreciation	(26,300)	$ (17,500)
Ending Balance	369,092	228,804
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	252,652	186,027
Additions	96,452	70,697
Transfers	(3)	0
Disposals	(1,401)	(381)
Sales related to sale and leaseback transactions		(21,539)
Additions from acquisition	70,994	18,079
Effect of foreign exchange and other adjustments	416	(231)
Ending Balance	419,110	252,652
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,848)	(6,798)
Depreciation	(26,283)	(17,507)
Disposals	543
Sales related to sale and leaseback transactions		457
Effect of foreign exchange and other adjustments	(430)
Ending Balance	(50,018)	(23,848)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,493
Ending Balance	139,386	94,493
Land and Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,526	72,803
Additions	7,873	6,278
Transfers	4,021	27,581
Disposals	0	0
Sales related to sale and leaseback transactions		(10,136)
Additions from acquisition	39,106	0
Effect of foreign exchange and other adjustments	(642)	0
Ending Balance	146,884	96,526
Land and Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,033)	(511)
Depreciation	(5,465)	(1,522)
Sales related to sale and leaseback transactions		0
Ending Balance	(7,498)	(2,033)
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,971
Ending Balance	32,147	19,971
Machinery and Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,206	15,650
Additions	5,772	5,915
Transfers	4,923	1,290
Disposals	(130)	(110)
Sales related to sale and leaseback transactions		0
Additions from acquisition	5,279	455
Effect of foreign exchange and other adjustments	(82)	6
Ending Balance	38,968	23,206
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,235)	(1,248)
Depreciation	(3,603)	(1,987)
Disposals	74
Sales related to sale and leaseback transactions		0
Effect of foreign exchange and other adjustments	(57)
Ending Balance	(6,821)	(3,235)
Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,437
Ending Balance	18,648	14,437
Fixtures and Fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,636	10,458
Additions	4,484	4,820
Transfers	3,560	2,191
Disposals	(407)	(33)
Sales related to sale and leaseback transactions		0
Additions from acquisition	834	473
Effect of foreign exchange and other adjustments	120	(273)
Ending Balance	26,227	17,636
Fixtures and Fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,199)	(994)
Depreciation	(4,387)	(2,205)
Disposals	140
Sales related to sale and leaseback transactions		0
Effect of foreign exchange and other adjustments	(133)
Ending Balance	(7,579)	(3,199)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,487
Ending Balance	129,629	75,487
Leasehold Improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,369	41,638
Additions	12,339	5,198
Transfers	39,494	30,548
Disposals	(811)	(214)
Sales related to sale and leaseback transactions		0
Additions from acquisition	12,448	11,069
Effect of foreign exchange and other adjustments	939	130
Ending Balance	152,778	88,369
Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,882)	(3,142)
Depreciation	(10,358)	(10,197)
Disposals	297
Sales related to sale and leaseback transactions		457
Effect of foreign exchange and other adjustments	(206)
Ending Balance	(23,149)	(12,882)
Website Computer Equipment and Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,766
Ending Balance	4,221	3,766
Website Computer Equipment and Software [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,772	2,715
Additions	1,650	2,414
Transfers	580	125
Disposals	(23)	(24)
Sales related to sale and leaseback transactions		0
Additions from acquisition	111	585
Effect of foreign exchange and other adjustments	58	(43)
Ending Balance	8,148	5,772
Website Computer Equipment and Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,006)	(743)
Depreciation	(1,882)	(1,263)
Disposals	13
Sales related to sale and leaseback transactions		0
Effect of foreign exchange and other adjustments	(52)
Ending Balance	(3,927)	(2,006)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,453
Ending Balance	2,214	1,453
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,946	715
Additions	921	879
Transfers	65	21
Disposals	(30)	0
Sales related to sale and leaseback transactions		0
Additions from acquisition	377	331
Effect of foreign exchange and other adjustments	(21)	0
Ending Balance	3,258	1,946
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(493)	(160)
Depreciation	(588)	(333)
Disposals	19
Sales related to sale and leaseback transactions		0
Effect of foreign exchange and other adjustments	18
Ending Balance	(1,044)	(493)
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,197
Ending Balance	42,847	19,197
Construction In Progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,197	42,048
Additions	63,413	45,193
Transfers	(52,646)	(61,756)
Disposals	0	0
Sales related to sale and leaseback transactions		(11,403)
Additions from acquisition	12,839	5,166
Effect of foreign exchange and other adjustments	44	(51)
Ending Balance	42,847	19,197
Construction In Progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0
Sales related to sale and leaseback transactions		0
Effect of foreign exchange and other adjustments	0
Ending Balance	$ 0	$ 0